ACCOUNTS RECEIVABLE, NET - Schedule of changes in allowances for doubtful accounts (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
ACCOUNTS RECEIVABLE, NET
Beginning balance	$ 5,829	$ 4,373
Addition	62,422	1,281
Exchange rate difference	(136)	26
Ending balance	$ 68,115	$ 5,680